LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost	$ 65,000	$ 127,000
Short-term lease cost	14,000	18,000
Total lease costs	79,000	145,000
Right-of-use asset, net		236,000
Lease Liability:
Current portion of lease liability		108,000
Non-current portion of lease liability		139,000
Open World Ltd. [Member]
Right-of-use asset, net	982,858	1,258,424
Lease Liability:
Current portion of lease liability	284,651	263,352
Non-current portion of lease liability	723,844	1,008,495
Total lease liability	$ 1,008,495,000	$ 1,271,847,000